FAIR VALUE MEASUREMENT (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) on change in warrant and derivative liabilities for the year ended December 31, 2016	$ 0	$ (373,611)	$ 210,465	$ (422,908)
Initial fair value of warrant liability at date of issuance	0	0	1,049,216	0
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	2,358,240	1,937,234	1,937,234	1,621,199
Transfers out due to conversion of Series C Preferred Stock	(2,358,240)		0	0
Mark to market to December 31, 2016			(231,048)	316,035
Balance	0		2,358,240	1,937,234
Gain (loss) on change in warrant and derivative liabilities for the year ended December 31, 2016			231,048
Initial fair value of warrant liability at date of issuance			652,054
Warrant [Member] | Series D Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial fair value of warrant liability at date of issuance			0
Embedded Derivative Financial Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	685,922	$ 288,934	288,934	285,157
Transfers out due to conversion of Series C Preferred Stock	(685,922)		(20,757)	(103,096)
Mark to market to December 31, 2016			20,583	106,873
Balance	$ 0		685,922	$ 288,934
Gain (loss) on change in warrant and derivative liabilities for the year ended December 31, 2016			(20,583)
Initial fair value of warrant liability at date of issuance			0
Embedded Derivative Financial Instruments [Member] | Series D Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial fair value of warrant liability at date of issuance			$ 397,162